AB Corporate Income Shares

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 93.9%
Industrial – 48.7%
Basic – 3.0%
Alpek SAB de CV 3.25%, 02/25/2031(a)	$214	$217,250
Anglo American Capital PLC 2.25%, 03/17/2028(a)	400	407,492
5.625%, 04/01/2030(a)	435	537,773
ArcelorMittal SA 4.25%, 07/16/2029	480	541,022
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	246	268,217
4.50%, 08/01/2024	200	214,000
Equate Petrochemical BV 2.625%, 04/28/2028(a)	317	320,269
Glencore Funding LLC 1.625%, 09/01/2025(a)	531	539,002
4.625%, 04/29/2024(a)	175	192,162
Huntsman International LLC 2.95%, 06/15/2031	540	558,133
Industrias Penoles SAB de CV 4.15%, 09/12/2029(a)	300	326,306
International Flavors & Fragrances, Inc. 1.832%, 10/15/2027(a)	38	38,468
2.30%, 11/01/2030(a)	210	214,654
International Paper Co. 7.30%, 11/15/2039	140	223,076
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	224,871
LYB International Finance III LLC 2.875%, 05/01/2025	340	363,477
LyondellBasell Industries NV 4.625%, 02/26/2055	102	129,988
Mosaic Co. (The) 5.625%, 11/15/2043	170	228,519
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	848	896,098
Sherwin-Williams Co. (The) 3.125%, 06/01/2024	62	66,179
Suzano Austria GmbH 3.75%, 01/15/2031	92	95,846

		6,602,802

Capital Goods – 0.8%
Caterpillar Financial Services Corp. 0.25%, 03/01/2023	605	605,139
CNH Industrial Capital LLC 1.95%, 07/02/2023	320	328,147
General Electric Co. 3.45%, 05/01/2027	26	28,828
Siemens Financieringsmaatschappij NV 2.875%, 03/11/2041(a)	305	321,278
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	61	65,071
4.40%, 03/15/2024	39	42,240

	Principal Amount (000)	U.S. $ Value

4.95%, 09/15/2028	$410	$480,545

		1,871,248

Communications - Media – 5.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.50%, 06/01/2041	505	515,524
Charter Communications Operating LLC/Charter Communications Operating Capital 2.30%, 02/01/2032	455	446,582
3.70%, 04/01/2051	225	227,124
5.125%, 07/01/2049	309	373,754
5.375%, 05/01/2047	519	641,977
Comcast Corp. 3.25%, 11/01/2039	568	618,649
3.90%, 03/01/2038	215	251,068
4.60%, 10/15/2038	85	106,940
4.65%, 07/15/2042	498	636,817
6.45%, 03/15/2037	436	643,340
Cox Communications, Inc. 2.60%, 06/15/2031(a)	424	437,835
Discovery Communications LLC 4.65%, 05/15/2050	59	70,116
5.20%, 09/20/2047	188	237,908
5.30%, 05/15/2049	82	105,327
Fox Corp. 3.05%, 04/07/2025	23	24,696
3.50%, 04/08/2030	180	200,407
4.709%, 01/25/2029	455	538,042
5.576%, 01/25/2049	526	726,080
Interpublic Group of Cos., Inc. (The) 4.65%, 10/01/2028	93	110,411
Omnicom Group, Inc. 2.60%, 08/01/2031	210	217,239
4.20%, 06/01/2030	629	732,816
Prosus NV 3.68%, 01/21/2030(a)	210	221,130
Tencent Holdings Ltd. 2.39%, 06/03/2030(a)	397	397,695
Thomson Reuters Corp. 5.65%, 11/23/2043	280	391,213
Time Warner Entertainment Co. LP 8.375%, 03/15/2023	987	1,109,743
ViacomCBS, Inc. 3.50%, 01/15/2025	21	22,624
4.20%, 05/19/2032	225	263,021
Walt Disney Co. (The) 3.00%, 09/15/2022	265	273,027
3.35%, 03/24/2025	131	142,865
4.00%, 10/01/2023	40	43,046
6.40%, 12/15/2035	161	239,433
8.875%, 04/26/2023	125	142,720
Weibo Corp. 3.50%, 07/05/2024	373	389,622

		11,498,791

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 4.2%
AT&T, Inc. 2.55%, 12/01/2033(a)	$380	$383,325
3.30%, 02/01/2052	135	134,962
3.50%, 09/15/2053(a)	1,174	1,211,674
3.55%, 09/15/2055(a)	535	553,008
3.65%, 06/01/2051	384	408,630
3.80%, 12/01/2057(a)	120	127,849
4.30%, 02/15/2030	277	323,043
4.35%, 03/01/2029	370	430,724
6.55%, 01/15/2028	130	164,129
Corning, Inc. 4.75%, 03/15/2042	645	825,381
Rogers Communications, Inc. 4.50%, 03/15/2043	4	4,766
T-Mobile USA, Inc. 3.875%, 04/15/2030	999	1,128,890
Verizon Communications, Inc. 0.75%, 03/22/2024	505	507,298
2.55%, 03/21/2031	201	208,968
3.40%, 03/22/2041	405	437,465
4.00%, 03/22/2050	244	286,251
4.272%, 01/15/2036	586	705,386
4.50%, 08/10/2033	685	835,056
4.862%, 08/21/2046	571	751,424

		9,428,229

Consumer Cyclical - Automotive – 2.7%
BMW US Capital LLC 3.90%, 04/09/2025(a)	378	417,369
General Motors Co. 5.95%, 04/01/2049	95	130,459
General Motors Financial Co., Inc. 2.40%, 04/10/2028	930	954,338
3.50%, 11/07/2024	513	551,254
4.15%, 06/19/2023	116	123,040
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)	824	882,059
Hyundai Capital America 5.875%, 04/07/2025(a)	160	185,546
Lear Corp. 3.50%, 05/30/2030	40	43,719
3.80%, 09/15/2027	406	453,218
Nissan Motor Acceptance Corp. 2.75%, 03/09/2028(a)	205	209,625
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)	285	316,883
Toyota Motor Credit Corp. 0.40%, 04/06/2023	415	415,705
1.15%, 05/26/2022	573	577,418
2.90%, 03/30/2023	364	379,863
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)	285	308,418

		5,948,914

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Other – 1.8%
Las Vegas Sands Corp. 2.90%, 06/25/2025	$695	$715,676
3.90%, 08/08/2029	390	414,016
Lennar Corp. 4.75%, 11/29/2027	440	513,484
Marriott International, Inc./MD 3.60%, 04/15/2024	213	227,252
3.75%, 10/01/2025	195	212,232
Series EE 5.75%, 05/01/2025	376	434,088
MDC Holdings, Inc. 2.50%, 01/15/2031	425	418,872
6.00%, 01/15/2043	140	184,912
PulteGroup, Inc. 6.375%, 05/15/2033	95	128,257
7.875%, 06/15/2032	215	315,553
Toll Brothers Finance Corp. 3.80%, 11/01/2029	380	410,841

		3,975,183

Consumer Cyclical - Restaurants – 0.1%
McDonald’s Corp. 4.70%, 12/09/2035	230	290,738

Consumer Cyclical - Retailers – 2.1%
Advance Auto Parts, Inc. 3.90%, 04/15/2030	890	1,004,356
Costco Wholesale Corp. 2.30%, 05/18/2022	263	266,963
Dollar General Corp. 3.25%, 04/15/2023	61	63,478
Home Depot, Inc. (The) 5.875%, 12/16/2036	40	58,137
PVH Corp. 4.625%, 07/10/2025	152	169,295
Ralph Lauren Corp. 2.95%, 06/15/2030	995	1,074,401
Ross Stores, Inc. 4.70%, 04/15/2027	160	186,682
4.80%, 04/15/2030	115	136,704
5.45%, 04/15/2050	215	289,513
Target Corp. 2.90%, 01/15/2022	263	266,167
VF Corp. 2.40%, 04/23/2025	88	92,436
2.80%, 04/23/2027	101	108,675
2.95%, 04/23/2030	489	524,853
Walmart Inc. 2.55%, 04/11/2023	472	488,067

		4,729,727

Consumer Non-Cyclical – 8.7%
AbbVie, Inc. 4.05%, 11/21/2039	80	94,962
4.40%, 11/06/2042	360	445,079
4.70%, 05/14/2045	223	282,755
4.75%, 03/15/2045	118	150,278

	Principal Amount (000)	U.S. $ Value

Altria Group, Inc. 3.40%, 05/06/2030	$180	$193,880
4.00%, 02/04/2061	300	295,152
4.80%, 02/14/2029	821	961,941
5.95%, 02/14/2049	190	247,372
AmerisourceBergen Corp. 0.737%, 03/15/2023	720	721,296
4.25%, 03/01/2045	165	194,641
Amgen, Inc. 4.663%, 06/15/2051	492	650,419
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	448	558,271
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 04/15/2048-06/01/2060	503	628,242
4.95%, 01/15/2042	490	630,052
BAT Capital Corp. 2.259%, 03/25/2028	317	319,498
4.39%, 08/15/2037	333	366,103
4.906%, 04/02/2030	764	891,229
Biogen, Inc. 2.25%, 05/01/2030	330	335,587
3.15%, 05/01/2050	535	533,036
Bristol-Myers Squibb Co. 3.55%, 08/15/2022	256	264,668
Cardinal Health, Inc. 4.90%, 09/15/2045	315	388,193
Cigna Corp. 3.00%, 07/15/2023	71	74,273
4.80%, 08/15/2038	720	913,831
7.875%, 05/15/2027	53	71,045
CommonSpirit Health 4.35%, 11/01/2042	44	52,609
CVS Health Corp. 3.875%, 07/20/2025	308	340,747
4.78%, 03/25/2038	811	1,018,397
5.05%, 03/25/2048	115	153,142
5.125%, 07/20/2045	325	430,388
Gilead Sciences, Inc. 0.75%, 09/29/2023	271	271,160
4.15%, 03/01/2047	115	139,262
4.50%, 02/01/2045	80	100,034
4.75%, 03/01/2046	117	152,101
4.80%, 04/01/2044	385	501,628
5.65%, 12/01/2041	105	148,147
Keurig Dr Pepper, Inc. 0.75%, 03/15/2024	510	510,668
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)	320	321,568
Kraft Heinz Foods Co. 4.25%, 03/01/2031	370	426,288
Leggett & Platt, Inc. 4.40%, 03/15/2029	511	595,029
Mylan, Inc. 4.20%, 11/29/2023	692	741,575

	Principal Amount (000)	U.S. $ Value

Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	$264	$267,693
PepsiCo, Inc. 1.70%, 10/06/2021	271	271,385
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026	420	461,156
Pfizer, Inc. 4.10%, 09/15/2038	190	234,969
4.125%, 12/15/2046	112	141,558
4.20%, 09/15/2048	116	148,811
Smithfield Foods, Inc. 3.35%, 02/01/2022(a)	65	65,719
Sysco Corp. 5.95%, 04/01/2030	249	323,232
6.60%, 04/01/2050	227	361,985
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030	586	589,047
Wyeth LLC 5.95%, 04/01/2037	264	384,999

		19,365,100

Energy – 8.4%
Boardwalk Pipelines LP 4.80%, 05/03/2029	304	356,030
BP Capital Markets America, Inc. 2.939%, 06/04/2051	495	485,679
3.00%, 02/24/2050	670	661,913
Cenovus Energy, Inc. 4.40%, 04/15/2029	600	681,666
5.375%, 07/15/2025	141	160,906
Chevron USA, Inc. 4.20%, 10/15/2049	110	137,656
5.25%, 11/15/2043	160	222,114
6.00%, 03/01/2041	113	168,570
Devon Energy Corp. 5.60%, 07/15/2041	445	555,836
Ecopetrol SA 5.875%, 09/18/2023-05/28/2045	89	95,290
Enable Midstream Partners LP 4.40%, 03/15/2027	366	409,020
4.95%, 05/15/2028	63	72,757
5.00%, 05/15/2044	41	45,398
Enbridge Energy Partners LP 7.375%, 10/15/2045	426	683,146
Energy Transfer LP 3.90%, 07/15/2026	450	495,301
4.20%, 04/15/2027	47	52,462
5.35%, 05/15/2045	145	171,286
6.25%, 04/15/2049	653	860,863
Eni SpA 4.25%, 05/09/2029(a)	247	284,633
Enterprise Products Operating LLC 3.70%, 01/31/2051	130	142,832
4.20%, 01/31/2050	647	757,656
4.80%, 02/01/2049	85	107,013
4.90%, 05/15/2046	45	56,660

	Principal Amount (000)	U.S. $ Value

EOG Resources, Inc. 4.375%, 04/15/2030	$74	$88,588
Exxon Mobil Corp. 4.114%, 03/01/2046	524	635,324
4.327%, 03/19/2050	220	279,433
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	215	221,349
4.317%, 12/30/2039(a)	215	225,825
Halliburton Co. 2.92%, 03/01/2030	580	609,041
Kinder Morgan, Inc. 5.55%, 06/01/2045	675	885,256
Marathon Oil Corp. 6.60%, 10/01/2037	315	417,671
Marathon Petroleum Corp. 5.125%, 12/15/2026	596	703,644
6.50%, 03/01/2041	165	232,125
MPLX LP 5.20%, 03/01/2047-12/01/2047	395	488,176
ONEOK, Inc. 5.20%, 07/15/2048	328	409,318
6.35%, 01/15/2031	453	589,394
Ovintiv Exploration Inc. 5.375%, 01/01/2026	610	687,860
Pioneer Natural Resources Co. 2.15%, 01/15/2031	570	563,422
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	51	54,523
4.50%, 12/15/2026	341	385,125
Sabine Pass Liquefaction LLC 5.625%, 04/15/2023	452	484,151
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)	350	345,835
Shell International Finance BV 3.75%, 09/12/2046	125	144,790
Suncor Energy, Inc. 6.50%, 06/15/2038	315	449,707
6.85%, 06/01/2039	215	319,451
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)	265	270,697
TotalEnergies Capital International SA 3.127%, 05/29/2050	691	723,387
TransCanada PipeLines Ltd. 4.75%, 05/15/2038	50	61,456
7.625%, 01/15/2039	140	222,403
Valero Energy Corp. 7.50%, 04/15/2032	318	449,356
Williams Cos., Inc.(The) 6.30%, 04/15/2040	130	180,459

		18,792,453

Services – 3.2%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	400	394,780
2.70%, 02/09/2041	300	287,928

	Principal Amount (000)	U.S. $ Value

Amazon.com, Inc. 2.50%, 11/29/2022	$625	$640,413
4.25%, 08/22/2057	107	140,591
Block Financial LLC 2.50%, 07/15/2028	440	449,693
Booking Holdings, Inc. 4.625%, 04/13/2030	810	976,560
eBay, Inc. 2.60%, 05/10/2031	875	909,370
Expedia Group, Inc. 2.95%, 03/15/2031	405	415,854
4.625%, 08/01/2027	229	260,987
6.25%, 05/01/2025(a)	33	38,477
Global Payments, Inc. 3.20%, 08/15/2029	375	405,596
IHS Markit Ltd. 4.00%, 03/01/2026(a)	76	84,483
4.25%, 05/01/2029	90	105,089
4.75%, 08/01/2028	20	23,826
Mastercard, Inc. 3.65%, 06/01/2049	175	207,883
3.85%, 03/26/2050	446	551,211
Moody’s Corp. 3.25%, 05/20/2050	177	189,032
5.25%, 07/15/2044	356	490,087
Verisk Analytics, Inc. 5.50%, 06/15/2045	486	669,645

		7,241,505

Technology – 7.8%
Analog Devices, Inc. 2.95%, 04/01/2025	36	38,637
5.30%, 12/15/2045	100	139,289
Apple, Inc. 2.50%, 02/09/2022	264	266,717
2.55%, 08/20/2060	210	198,070
2.65%, 05/11/2050	170	168,744
4.45%, 05/06/2044	881	1,155,599
Autodesk, Inc. 3.50%, 06/15/2027	605	674,484
Baidu, Inc. 3.075%, 04/07/2025	265	281,343
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028	63	69,119
3.875%, 01/15/2027	342	379,651
Broadcom, Inc. 3.50%, 02/15/2041(a)	139	144,433
4.11%, 09/15/2028	596	672,687
5.00%, 04/15/2030	740	882,961
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	325	337,925
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	546	635,659
6.02%, 06/15/2026	513	617,524
8.35%, 07/15/2046	140	232,117
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	705	705,063

	Principal Amount (000)	U.S. $ Value

Honeywell International, Inc. 0.483%, 08/19/2022	$271	$271,030
Infor, Inc. 1.75%, 07/15/2025(a)	95	97,479
Intel Corp. 4.75%, 03/25/2050	464	623,203
4.90%, 07/29/2045	195	263,470
International Business Machines Corp. 2.875%, 11/09/2022	365	376,972
4.25%, 05/15/2049	210	263,552
Lam Research Corp. 3.75%, 03/15/2026	142	159,165
Leidos, Inc. 4.375%, 05/15/2030	486	559,075
Marvell Technology, Inc. 2.95%, 04/15/2031(a)	415	433,397
Micron Technology, Inc. 4.663%, 02/15/2030	455	535,176
Microsoft Corp. 2.375%, 02/12/2022	264	266,621
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(a)	956	1,179,644
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)	24	25,377
Oracle Corp. 2.50%, 05/15/2022	270	273,677
2.875%, 03/25/2031	210	222,050
3.60%, 04/01/2050	586	614,198
3.85%, 04/01/2060	94	101,194
3.95%, 03/25/2051	213	236,913
4.00%, 11/15/2047	547	606,617
6.125%, 07/08/2039	254	354,449
Salesforce.com, Inc. 3.05%, 07/15/2061	560	583,442
SK Hynix, Inc. 2.375%, 01/19/2031(a)	390	384,864
Skyworks Solutions, Inc. 3.00%, 06/01/2031	259	271,243
Texas Instruments, Inc. 1.85%, 05/15/2022	265	268,106
VeriSign, Inc. 2.70%, 06/15/2031	144	149,240
VMware, Inc. 3.90%, 08/21/2027	591	665,496

		17,385,672

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	131	140,994
Southwest Airlines Co. 5.25%, 05/04/2025	685	782,838

		923,832

Transportation - Services – 0.4%
ENA Master Trust 4.00%, 05/19/2048(a)	370	375,157

	Principal Amount (000)	U.S. $ Value

ERAC USA Finance LLC 3.85%, 11/15/2024(a)	$145	$158,104
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)	300	322,122
4.20%, 04/01/2027(a)	117	133,008

		988,391

		109,042,585

Financial Institutions – 39.0%
Banking – 24.1%
American Express Co. 2.50%, 08/01/2022	472	481,709
Series B 3.584% (LIBOR 3 Month + 3.43%), 11/15/2021(b) (c)	26	26,137
Series C 3.404% (LIBOR 3 Month + 3.29%), 09/15/2021(b) (c)	59	59,091
Banco de Credito del Peru 3.125%, 07/01/2030(a)	304	295,944
Banco Santander SA 2.749%, 12/03/2030	400	403,312
5.179%, 11/19/2025	600	687,480
Bank of America Corp. 2.299%, 07/21/2032	845	852,766
2.592%, 04/29/2031	605	628,050
2.687%, 04/22/2032	630	657,909
2.831%, 10/24/2051	300	294,909
2.884%, 10/22/2030	560	594,804
3.97%, 03/05/2029	620	701,883
3.974%, 02/07/2030	420	478,405
4.078%, 04/23/2040	510	600,489
4.271%, 07/23/2029	827	953,936
Series X 6.25%, 09/05/2024(b)	175	193,856
Series Z 6.50%, 10/23/2024(b)	53	59,884
Bank of New York Mellon Corp. (The) Series E 3.555% (LIBOR 3 Month + 3.42%), 09/20/2021(b) (c)	294	295,164
Series G 4.70%, 09/20/2025(b)	148	163,414
Barclays PLC 3.811%, 03/10/2042	245	264,245
5.20%, 05/12/2026	435	501,794
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	359,865
BBVA USA 3.875%, 04/10/2025	481	533,059
BNP Paribas SA 2.219%, 06/09/2026(a)	365	377,465
2.871%, 04/19/2032(a)	520	541,190

	Principal Amount (000)	U.S. $ Value

BPCE SA 5.15%, 07/21/2024(a)	$200	$222,642
Capital One Financial Corp. 2.359%, 07/29/2032	450	454,000
3.65%, 05/11/2027	345	386,862
3.75%, 03/09/2027	533	597,855
Citigroup, Inc. 2.561%, 05/01/2032	485	501,340
3.875%, 02/18/2026(b)	204	209,194
3.98%, 03/20/2030	390	445,119
4.075%, 04/23/2029	578	659,429
4.412%, 03/31/2031	239	281,657
4.45%, 09/29/2027	932	1,075,435
5.50%, 09/13/2025	512	597,499
Series W 4.00%, 12/10/2025(b)	228	236,030
Citizens Financial Group, Inc. 2.638%, 09/30/2032	316	323,183
Commonwealth Bank of Australia 3.305%, 03/11/2041(a)	305	319,661
Cooperatieve Rabobank UA 3.75%, 07/21/2026	525	581,537
Credit Suisse Group AG 1.305%, 02/02/2027(a)	250	246,685
3.091%, 05/14/2032(a)	663	693,525
4.194%, 04/01/2031(a)	347	395,917
4.55%, 04/17/2026	285	323,888
Danske Bank A/S 1.621%, 09/11/2026(a)	556	560,654
Deutsche Bank AG/New York NY 3.30%, 11/16/2022	334	345,283
3.95%, 02/27/2023	635	665,848
3.961%, 11/26/2025	555	601,820
Discover Bank 4.682%, 08/09/2028	385	409,140
Discover Financial Services 4.10%, 02/09/2027	670	761,019
DNB Bank ASA 6.50%, 03/26/2022(a) (b)	200	206,608
Goldman Sachs Group, Inc. (The) 2.383%, 07/21/2032	364	370,144
2.615%, 04/22/2032	520	539,204
3.50%, 04/01/2025	138	150,025
3.75%, 05/22/2025	225	246,463
3.80%, 03/15/2030	979	1,111,723
4.223%, 05/01/2029	482	554,970
4.25%, 10/21/2025	325	364,660
4.411%, 04/23/2039	148	181,981
5.95%, 01/15/2027	40	48,961
HSBC Holdings PLC 2.013%, 09/22/2028	285	288,862
3.973%, 05/22/2030	342	385,595
4.041%, 03/13/2028	717	802,897
4.25%, 08/18/2025	632	700,907
4.95%, 03/31/2030	205	249,432

	Principal Amount (000)	U.S. $ Value

ING Groep NV 2.727%, 04/01/2032	$510	$535,413
6.875%, 04/16/2022(a) (b)	200	207,182
Intesa Sanpaolo SpA Series XR 3.25%, 09/23/2024(a)	911	969,623
JPMorgan Chase & Co. 1.953%, 02/04/2032	600	592,464
2.58%, 04/22/2032	415	431,986
2.956%, 05/13/2031	1,614	1,712,728
3.625%, 12/01/2027	335	369,133
3.882%, 07/24/2038	740	866,932
8.00%, 04/29/2027	530	715,993
Series I 3.599% (LIBOR 3 Month + 3.47%), 10/30/2021(b) (c)	127	127,451
Series Q 5.15%, 05/01/2023(b)	135	140,126
Series V 3.465% (LIBOR 3 Month + 3.32%), 10/01/2021(b) (c)	62	61,999
Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(b) (c)	107	107,562
Lloyds Banking Group PLC 4.50%, 11/04/2024	592	656,451
Macquarie Group Ltd. 1.34%, 01/12/2027(a)	326	325,462
2.691%, 06/23/2032(a)	435	443,069
Manufacturers & Traders Trust Co. 2.50%, 05/18/2022	315	320,062
Mitsubishi UFJ Financial Group, Inc. 1.538%, 07/20/2027	555	561,449
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)	1,295	1,412,690
Mizuho Financial Group, Inc. 1.554%, 07/09/2027	330	333,501
Morgan Stanley 1.593%, 05/04/2027	730	741,067
2.188%, 04/28/2026	143	148,587
3.622%, 04/01/2031	145	163,145
3.95%, 04/23/2027	345	388,542
Series F 3.875%, 04/29/2024	55	59,805
Series G 4.431%, 01/23/2030	540	635,040
Series H 3.736% (LIBOR 3 Month + 3.61%), 10/15/2021(b) (c)	145	145,529
Natwest Group PLC Series U 2.467% (LIBOR 3 Month + 2.32%), 09/30/2027(b) (c)	300	298,719
PNC Bank NA 2.028%, 12/09/2022	390	392,324

	Principal Amount (000)	U.S. $ Value

PNC Financial Services Group, Inc. (The) Series O 6.75% (LIBOR 3 Month + 3.68%), 11/01/2021(b) (c)	$288	$289,500
Santander Holdings USA, Inc. 4.40%, 07/13/2027	1,467	1,660,072
Societe Generale SA 1.792%, 06/09/2027(a)	435	436,953
4.25%, 04/14/2025(a)	243	264,751
4.75%, 11/24/2025(a)	200	223,892
Standard Chartered PLC 1.456%, 01/14/2027(a)	345	343,617
State Street Corp. 2.653%, 05/15/2023	315	320,843
Sumitomo Mitsui Financial Group, Inc. 2.142%, 09/23/2030	491	483,694
Truist Financial Corp. Series P 4.95%, 09/01/2025(b)	993	1,093,015
Series Q 5.10%, 03/01/2030(b)	197	226,694
UBS Group AG 7.125%, 08/10/2021(a) (b)	205	205,258
UniCredit SpA 3.127%, 06/03/2032(a)	266	271,442
Wells Fargo & Co. 4.15%, 01/24/2029	567	656,660
4.478%, 04/04/2031	910	1,087,741
5.606%, 01/15/2044	560	782,656
Series BB 3.90%, 03/15/2026(b)	745	773,556
Series G 4.30%, 07/22/2027	691	793,959
Western Union Co. (The) 2.75%, 03/15/2031	500	508,265
Westpac Banking Corp. 4.11%, 07/24/2034	505	561,616

		53,952,632

Brokerage – 0.6%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	221	246,556
Series I 4.00%, 06/01/2026(b)	605	633,096
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	454	486,230

		1,365,882

Finance – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.15%, 02/15/2024	179	187,699
3.875%, 01/23/2028	515	557,019

	Principal Amount (000)	U.S. $ Value

Air Lease Corp. 1.875%, 08/15/2026	$430	$434,016
2.875%, 01/15/2026	200	211,514
3.25%, 03/01/2025	179	191,210
3.625%, 04/01/2027	19	20,661
4.625%, 10/01/2028	351	402,520
Aircastle Ltd. 2.85%, 01/26/2028(a)	674	691,895
4.25%, 06/15/2026	21	23,139
5.25%, 08/11/2025(a)	210	237,000
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	179	180,983
3.875%, 05/01/2023(a)	215	225,114
4.375%, 01/30/2024(a)	230	246,981
GE Capital Funding LLC 4.40%, 05/15/2030	540	635,013
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035	275	337,895
Synchrony Financial 3.70%, 08/04/2026	669	736,428
4.25%, 08/15/2024	58	63,309
5.15%, 03/19/2029	245	293,280

		5,675,676

Insurance – 5.7%
Alleghany Corp. 3.625%, 05/15/2030	885	992,342
Allstate Corp. (The) Series B 5.75%, 08/15/2053	582	631,470
American International Group, Inc. 3.75%, 07/10/2025	392	431,859
Berkshire Hathaway, Inc. 2.75%, 03/15/2023	395	409,587
Centene Corp. 2.45%, 07/15/2028	244	247,077
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/2070(a)	210	227,094
Hartford Financial Services Group, Inc. (The) Series ICON 2.281% (LIBOR 3 Month + 2.13%), 02/12/2047(a) (c)	435	418,322
Humana, Inc. 0.65%, 08/03/2023	670	669,993
4.50%, 04/01/2025	378	424,362
Massachusetts Mutual Life Insurance Co. 5.077%, 02/15/2069(a)	170	214,579
MassMutual Global Funding II 0.60%, 04/12/2024(a)	420	420,941
0.85%, 06/09/2023(a)	270	272,786
Met Tower Global Funding 0.70%, 04/05/2024(a)	715	718,146

	Principal Amount (000)	U.S. $ Value

MetLife Capital Trust IV 7.875%, 12/15/2037(a)	$150	$209,584
MetLife, Inc. Series D 5.875%, 03/15/2028(b)	170	198,749
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	120	212,276
New York Life Insurance Co. 4.45%, 05/15/2069(a)	180	231,678
Nippon Life Insurance Co. 2.75%, 01/21/2051(a)	490	485,516
Peachtree Corners Funding Trust 3.976%, 02/15/2025(a)	110	120,944
Prudential Financial, Inc. 5.20%, 03/15/2044	737	794,486
5.375%, 05/15/2045	260	287,498
5.625%, 06/15/2043	474	508,133
5.875%, 09/15/2042	235	247,671
Reinsurance Group of America, Inc. 3.15%, 06/15/2030	897	973,523
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)	600	686,196
UnitedHealth Group, Inc. 2.375%, 10/15/2022	490	502,412
2.875%, 03/15/2022	212	214,103
Voya Financial, Inc. 5.65%, 05/15/2053	880	930,310

		12,681,637

REITs – 6.1%
American Homes 4 Rent LP 3.375%, 07/15/2051	330	341,672
4.25%, 02/15/2028	5	5,745
American Tower Corp. 3.125%, 01/15/2027	275	297,324
5.00%, 02/15/2024	525	580,986
Boston Properties LP 2.55%, 04/01/2032	821	843,389
Brixmor Operating Partnership LP 2.25%, 04/01/2028	610	627,629
Essential Properties LP 2.95%, 07/15/2031	415	420,814
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025	323	364,502
5.375%, 04/15/2026	114	131,887
Highwoods Realty LP 4.125%, 03/15/2028	580	659,060
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	263	286,488
Series I 3.50%, 09/15/2030	491	521,904
Kilroy Realty LP 3.45%, 12/15/2024	40	42,928
Kimco Realty Corp. 2.80%, 10/01/2026	95	101,851

	Principal Amount (000)	U.S. $ Value

Office Properties Income Trust 2.65%, 06/15/2026	$680	$699,210
4.50%, 02/01/2025	350	379,869
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	108	118,592
5.25%, 01/15/2026	808	926,889
Public Storage 0.52% (SOFR + 0.47%), 04/23/2024(c)	415	415,784
Regency Centers LP 3.60%, 02/01/2027	178	198,466
3.70%, 06/15/2030	230	259,946
3.75%, 06/15/2024	33	35,403
4.125%, 03/15/2028	195	222,107
Sabra Health Care LP 3.90%, 10/15/2029	630	673,054
5.125%, 08/15/2026	565	641,185
SITE Centers Corp. 4.70%, 06/01/2027	365	409,705
Spirit Realty LP 3.20%, 02/15/2031	385	409,825
4.00%, 07/15/2029	132	149,188
4.45%, 09/15/2026	238	268,450
Ventas Realty LP 3.50%, 02/01/2025	161	174,250
3.85%, 04/01/2027	120	135,341
4.125%, 01/15/2026	23	25,809
VEREIT Operating Partnership LP 2.85%, 12/15/2032	367	393,523
4.60%, 02/06/2024	1,036	1,127,417
Vornado Realty LP 2.15%, 06/01/2026	425	435,880
3.40%, 06/01/2031	279	293,536
WP Carey, Inc. 4.60%, 04/01/2024	44	48,075

		13,667,683

		87,343,510

Utility – 6.2%
Electric – 5.7%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(a)	215	240,370
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)	200	207,100
Berkshire Hathaway Energy Co. 2.85%, 05/15/2051	272	270,692
4.25%, 10/15/2050	361	451,102
6.125%, 04/01/2036	100	143,220
CenterPoint Energy, Inc. 0.684% (SOFR + 0.65%), 05/13/2024(c)	320	320,288
2.65%, 06/01/2031	535	558,278
Consolidated Edison Co. of New York, Inc. 4.45%, 03/15/2044	15	18,527
Series A 4.125%, 05/15/2049	290	345,845
Dominion Energy, Inc. 3.90%, 10/01/2025	110	121,991

	Principal Amount (000)	U.S. $ Value

Duke Energy Carolinas LLC 3.45%, 04/15/2051	$410	$465,153
Duke Energy Corp. 3.30%, 06/15/2041	325	342,615
4.20%, 06/15/2049	423	498,222
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	196,050
Enel Americas SA 4.00%, 10/25/2026	53	57,813
Enel Chile SA 4.875%, 06/12/2028	62	71,467
Enel Finance International NV 2.25%, 07/12/2031(a)	555	562,493
Engie Energia Chile SA 3.40%, 01/28/2030(a)	425	436,634
Entergy Arkansas LLC 3.35%, 06/15/2052	510	566,794
Entergy Corp. 2.80%, 06/15/2030	210	222,709
Entergy Louisiana LLC 0.62%, 11/17/2023	493	493,256
Exelon Corp. 3.497%, 06/01/2022	94	96,128
Florida Power & Light Co. 0.282% (SOFR + 0.25%), 05/10/2023(c)	170	169,866
3.95%, 03/01/2048	642	797,480
Georgia Power Co. 4.30%, 03/15/2042	340	410,883
Kentucky Utilities Co. 3.30%, 06/01/2050	52	57,166
Monongahela Power Co. 3.55%, 05/15/2027(a)	489	543,602
National Rural Utilities Cooperative Finance Corp. 0.35%, 02/08/2024	600	597,276
3.40%, 11/15/2023	275	291,877
Nevada Power Co. Series EE 3.125%, 08/01/2050	215	228,977
NextEra Energy Capital Holdings, Inc. 0.42% (LIBOR 3 Month + 0.27%), 02/22/2023(c)	505	504,813
2.75%, 05/01/2025	75	79,955
5.65%, 05/01/2079	194	227,550
Public Service Enterprise Group, Inc. 8.625%, 04/15/2031(a)	388	586,059
Southern California Edison Co. 0.70%, 04/03/2023	500	501,395
Southern Co. (The) Series A 3.70%, 04/30/2030	440	494,058
Southern Power Co. Series F 4.95%, 12/15/2046	77	95,007
Virginia Electric & Power Co. 8.875%, 11/15/2038	273	495,681

		12,768,392

	Principal Amount (000)	U.S. $ Value

Natural Gas – 0.5%
GNL Quintero SA 4.634%, 07/31/2029(a)	$200	$217,188
NiSource, Inc. 5.65%, 02/01/2045	60	84,512
ONE Gas, Inc. 0.85%, 03/11/2023	605	605,151
4.658%, 02/01/2044	280	352,525

		1,259,376

		14,027,768

Total Corporates - Investment Grade (cost $201,283,080)		210,413,863

QUASI-SOVEREIGNS – 1.6%
Quasi-Sovereign Bonds – 1.6%
Chile – 0.4%
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	380,310
4.70%, 05/07/2050(a)	295	355,475
Empresa Nacional del Petroleo 3.75%, 08/05/2026(a)	200	209,800

		945,585

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)	225	278,386

Mexico – 0.4%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)	321	318,552
Petroleos Mexicanos 6.50%, 01/23/2029	240	248,196
6.75%, 09/21/2047	140	124,103
6.95%, 01/28/2060	169	150,393
7.69%, 01/23/2050	80	77,460

		918,704

Panama – 0.2%
Aeropuerto Internacional de Tocumen SA 5.625%, 05/18/2036(a)	200	228,187
Empresa de Transmision Electrica SA 5.125%, 05/02/2049(a)	246	278,211

		506,398

Peru – 0.3%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)	560	543,200

Qatar – 0.2%
Qatar Petroleum 3.125%, 07/12/2041(a)	277	287,388

Total Quasi-Sovereigns (cost $3,330,089)		3,479,661

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 0.9%
Basic – 0.2%
Celanese US Holdings LLC 1.40%, 08/05/2026	$560	$561,546

Consumer Cyclical - Automotive – 0.2%
Ford Motor Credit Co. LLC 3.81%, 01/09/2024	395	411,977

Consumer Cyclical - Entertainment – 0.2%
Carnival Corp. 11.50%, 04/01/2023(a)	379	427,216

Consumer Non-Cyclical – 0.1%
Newell Brands, Inc. 4.35%, 04/01/2023	191	199,857

Energy – 0.2%
EQM Midstream Partners LP 4.75%, 07/15/2023	100	104,237
Occidental Petroleum Corp. 3.50%, 08/15/2029	55	54,856
Western Midstream Operating LP 4.65%, 07/01/2026	81	86,793
5.45%, 04/01/2044	149	167,253

		413,139

		2,013,735

Financial Institutions – 0.2%
REITs – 0.2%
Diversified Healthcare Trust 4.75%, 02/15/2028	407	411,403

Total Corporates - Non-Investment Grade (cost $2,265,882)		2,425,138

GOVERNMENTS - SOVEREIGN BONDS – 0.8%
Colombia – 0.4%
Colombia Government International Bond 3.125%, 04/15/2031	562	549,812
5.20%, 05/15/2049	200	215,725

		765,537

Mexico – 0.3%
Mexico Government International Bond 3.90%, 04/27/2025	285	315,245
4.60%, 01/23/2046	200	216,225
4.75%, 03/08/2044	150	165,872

		697,342

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026	53	54,236

	Principal Amount (000)	U.S. $ Value

Qatar – 0.1%
Qatar Government International Bond 4.817%, 03/14/2049(a)	$228	$296,656

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031	54	63,052

Total Governments - Sovereign Bonds (cost $1,718,465)		1,876,823

GOVERNMENTS - TREASURIES – 0.0%
United States – 0.0%
U.S. Treasury STRIPS Zero Coupon, 11/15/2050 (cost $75,463)	135	76,022

Total Investments – 97.4% (cost $208,672,979)(d)		218,271,507
Other assets less liabilities – 2.6%		5,715,570

Net Assets – 100.0%		$223,987,077

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	40	September 2021	$4,977,813	$16,784
U.S. T-Note 10 Yr (CBT) Futures	4	September 2021	537,812	10,057
U.S. Ultra Bond (CBT) Futures	54	September 2021	10,774,688	613,498
Sold Contracts
U.S. 10 Yr Ultra Futures	54	September 2021	8,113,500	(233,638)
U.S. Long Bond (CBT) Futures	1	September 2021	164,719	(7,689)

				$399,012

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 36, 5 Year Index, 06/20/2026*	1.00%	Quarterly	0.50%	USD	3,280	$82,542	$66,680	$15,862

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,170	09/09/2021	1.132%	3 Month LIBOR	Semi-Annual/ Quarterly	$(6,275)	$—	$(6,275)
USD	1,070	03/27/2022	2.058%	3 Month LIBOR	Semi-Annual/ Quarterly	(20,980)	—	(20,980)
USD	60	11/04/2044	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	17,382	—	17,382
USD	60	05/05/2045	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	11,533	—	11,533
USD	60	06/02/2046	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	6,887	—	6,887
USD	690	07/15/2046	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	17,856	—	17,856
USD	270	09/02/2046	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	5,913	—	5,913
USD	50	11/02/2046	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	4,768	—	4,768

						$37,084	$—	$37,084

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $36,230,330 or 16.2% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(d)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,735,972 and gross unrealized depreciation of investments was $(685,486), resulting in net unrealized appreciation of $10,050,486.

Glossary:

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

STRIPS – Separate Trading of Registered Interest and Principle of Securities

AB Corporate Income Shares

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$210,413,863	$—	$210,413,863
Quasi-Sovereigns	—	3,479,661	—	3,479,661
Corporates - Non-Investment Grade	—	2,425,138	—	2,425,138
Governments - Sovereign Bonds	—	1,876,823	—	1,876,823
Governments - Treasuries	—	76,022	—	76,022

Total Investments in Securities	—	218,271,507	—	218,271,507
Other Financial Instruments(a):
Assets:
Futures	640,339	—	—	640,339
Centrally Cleared Credit Default Swaps	—	82,542	—	82,542
Centrally Cleared Interest Rate Swaps	—	64,339	—	64,339
Liabilities:
Futures	(241,327)	—	—	(241,327)
Centrally Cleared Interest Rate Swaps	—	(27,255)	—	(27,255)

Total	$399,012	$218,391,133	$—	$218,790,145

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.